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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22444

Western Asset High Yield Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK	10018
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end:	August 31

Date of reporting period:	July 1, 2011- June 30, 2012

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22444

Reporting Period: 07/01/2011 - 06/30/2012

Western Asset High Yield Defined Opportunity Fund Inc.

============ Western Asset High Yield Defined Opportunity Fund Inc. ============

HORIZON LINES INC

Ticker:       HRZ            Security ID:  44044K101

Meeting Date: DEC 02, 2011   Meeting Type: SPECIAL

Record Date:  DEC 01, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Proposal to amend the company's         FOR       FOR          Management

1     amended and restated Certificate of

      Incorporation to effect a 1-for-25

      reverse stock split of the common

      stock.

Item  Proposal to increase the number of      FOR       FOR          Management

2     authorized shares of common stock from

      100,000,000 to 2,500,000,000.

Item  Proposal to authorize the issurance of  FOR       FOR          Management

3     warrants in lieu of cash or redemtpion

      notes in consideratioin for "Excess

      Shares" to faciliate compliance with

      the Jones Act.

Item  Proposal to transact any other          FOR       FOR          Management

4     business as may properly come before

      the Special Meeting or any adjournment

      or postponement of the Special Meeting.

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HORIZON LINES INC

Ticker:       HRZL           Security ID:  44044K309

Meeting Date: JUN 07, 2012   Meeting Type: ANNUAL

Record Date:  MAY 14, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Elect directors.                        FOR       FOR          Management

1

Item  Proposal to approve the ratification    FOR       FOR          Management

2     of Ernst & Young LLP as the

      independent registered public

      accounting firm for year 2012.

Item  Proposal to an advisory resolution to   FOR       FOR          Management

3     approve executive compensation.

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ROYAL BANK OF SCOTLAND GROUP PLC

Ticker:       RBS            Security ID:  780097AU5

Meeting Date: MAY 30, 2012   Meeting Type: ANNUAL

Record Date:  MAY 17, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  To receive and approve the report and   FOR       FOR          Management

1     accounts.

Item  To approve the remuneration report.     FOR       FOR          Management

2

Item  To elect Alison Davis as a director     FOR       FOR          Management

3

Item  To elect Tony Di Iorio as a director    FOR       FOR          Management

4

Item  To elect Baroness Noakes as a director  FOR       FOR          Management

5

Item  To re-elect Sandy Crombie as a director FOR       FOR          Management

6

Item  To re-elect Philip Hampton as a         FOR       FOR          Management

7     director

Item  To re-elect Stephen Hester as a         FOR       FOR          Management

8     director

Item  To re-elect Penny Hughes as a director  FOR       FOR          Management

9

Item  To re-elect Joe MacHale as a director   FOR       FOR          Management

10

Item  To re-elect Brendan Nelson as a         FOR       FOR          Management

11    director

Item  To re-elect Art Ryan as a director      FOR       FOR          Management

12

Item  To re-elect Bruce Van Saun as a         FOR       FOR          Management

13    director

Item  To re-elect Philip Scott as a director  FOR       FOR          Management

14

Item  To re-appoint Deloitte LLP as auditors. FOR       FOR          Management

15

Item  To authorize the Group Audit Committee  FOR       FOR          Management

16    to fix the remuneration of the

      auditors.

Item  To renew the directors' authority to    FOR       FOR          Management

17    allot securities.

Item  To renew the directors' authority to    FOR       FOR          Management

18    allot shares on a non pre-emptive

      basis.

Item  The sub-divide and consolidate the      FOR       FOR          Management

19    ordinary share capital.

Item  To amend the articles of association.   FOR       FOR          Management

20

Item  To renew authority to grant rights to   FOR       FOR          Management

21    converts B shares.

Item  To renew authority to grant rights to   FOR       FOR          Management

22    converts B shares on a non-pre-emptive

      basis.

Item  To amend the rules of the Sharesave     FOR       FOR          Management

23    Plans.

Item  To permit the holding of General        FOR       FOR          Management

24    Meetings at 14 days' notice.

Item  To authorize political donations and    FOR       FOR          Management

25    expenditure.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Western Asset High Yield Defined Opportunity Fund Inc.

By (Signature and Title)*	/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

Date	August 24, 2012

* Print the name and title of each signing officer under his or her signature.